Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of warrants using Black-Scholes option pricing model
Fair value of underlying stock per share	$ 6.31	$ 7.34	$ 5.14
Risk-free interest rate	0.22%	0.61%	1.56%
Expected term	1 year 9 months	2 years	3 years 6 months
Dividend yield	0.00%	0.00%	0.00%
Volatility	50.40%	43.70%	56.40%